Background information	12 Months Ended
Jun. 30, 2023
General Information [Abstract]
Background information	Background information
Lavoro Limited is a Cayman Island exempted company incorporated on August 22, 2022.
Lavoro Limited is a public company listed with the US Securities and Exchange Commission (“SEC”) and its shares are traded on Nasdaq Global Select Market under ticker symbol “LVRO”.
Lavoro Limited (“Lavoro” and collectively with its subsidiaries, the “Group”) is one of the main agricultural input distribution platforms in Latin America, with relevant agricultural input distribution operations in Brazil and Colombia, and an early stage agricultural input trading company in Uruguay. Also, as a result of a verticalization strategy, the Group produces agricultural biological and special fertilizers products through its own facilities. The Group offers farmers a complete portfolio of products and services with the goal of helping farmer customers succeed by providing multi-channel support.
As of June 30, 2023, the Group is controlled by investment funds, managed by general partners which are ultimately controlled by Patria Investments Limited (the “Parent” or “Patria”), a manager of alternative assets with its shares listed on the NASDAQ.
(a)The SPAC Transaction
On September 14, 2022, Lavoro and TPB Acquisition Corporation I (“TPB Acquisition Corp.”), a special purpose acquisition company sponsored by The Production Board LLC, signed an agreement pursuant to which they entered into a definitive business combination agreement (the “Business Combination Agreement”) that resulted in Lavoro becoming a U.S. publicly listed company on the NASDAQ Global Market.
The SPAC Transaction was approved at an extraordinary general meeting of TPB Acquisition Corp’s shareholders on February 22, 2023.
On February 28, 2023, as a result of the SPAC Transaction Lavoro and TPB Acquisition Corp consummated a corporate reorganization, as further explained below, pursuant to which (i) Lavoro Agro Limited’s shareholders contributed their shares in Lavoro Agro Limited to Lavoro in exchange of Lavoro’s shares at a pre-determined exchange ratio, becoming Lavoro’s controlling shareholders (ii) TPB Acquisition Corp’s shareholders contributed the net assets of TPB Acquisition Corp, which primarily consisted of cash and marketable securities held in the trust account and certain public and private warrants liabilities in exchange of Lavoro’s shares, becoming Lavoro’s non-controlling shareholders.
See Note 22 for further information.
(b)Corporate reorganizations
The Group’s operations include the operations of the following entities (i) Lavoro Agro Holding S.A. and its subsidiaries (“Lavoro Holding”) which was incorporated in 2017 and is domiciled in the city of São Paulo, Brazil, (ii) Crop Care Holding S.A., and its subsidiaries (“Crop Care”) which was incorporated in 2018 and is domiciled in the city of São Paulo, Brazil and (iii) Lavoro Colombia S.A.S. and its subsidiaries (“Lavoro Colombia”) which was incorporated in 2021 and is domiciled in the city of Bogotá, Colombia.
In January 2023, as part of the SPAC Transaction a corporate reorganization was completed whereby Lavoro Brazil, Crop Care and Lavoro Colombia were contributed to, and became subsidiaries of Lavoro Agro Limited, a Cayman Islands exempted company with limited liability which was incorporated on November 21, 2021, to become the holding company of all the operations of the Group.
As mentioned above, following the consummation of the SPAC Transaction Lavoro became the parent company of Lavoro Agro Limited and the holding company of all the operations of the Group.
(c)The Group’s business
The Group initiated its operations in 2017 and has expanded mainly through mergers and acquisitions in the distribution of agricultural inputs such as crop protection products, fertilizers, seeds and specialty inputs (foliar fertilizers, biologicals, adjuvants and organominerals) and its production through its proprietary portfolio of products under the crop care segment.
Through Crop Care, the Group operates as an importer of post-patent agricultural inputs and producer of specialties products through its own factories’ manufacturing plants. The inputs produced are delivered through the Group’s own distribution channels and by means of direct sales to customers.
The Group operates in Brazil, Colombia and Uruguay in the agricultural input distribution market through its own stores and sells agricultural inputs and products, in particular fertilizers, seeds, and pesticides. The Group’s customers are rural producers that operate in the production of cereals, mainly soybeans and corn, in addition to cotton, citrus and fruit and vegetable crops, among others.
Seasonality
Agribusiness is subject to seasonality throughout the year, especially due to the crop cycles that depend on specific weather conditions. Operations, especially in Brazil, have unique weather conditions compared to other countries producing agricultural commodities, making it possible to harvest two to three crops in the same area per year. Thus, considering that the activities of the Group’s customers are directly related to crop cycles, which are seasonal in nature, revenues and cash flows from sales may also be substantially seasonal.
The sale of our products is dependent upon planting and growing seasons, which vary from year to year, and are expected to result in both highly seasonal patterns and substantial fluctuations in quarterly sales and profitability. Demand for our products is typically strongest between October and December, with a second period of strong demand between January and March. The seasonality of agricultural inputs results in our sales volumes and net sales typically being the highest during the period between September to February and our working capital and total debt requirements typically being the highest just after the end of this period.
(d)Other relevant events
•Acquisitions
The Group concluded several business acquisitions during the year ended June, 30, 2023, for which the total consideration was R$302,468 including cash, amounts payable in installments and issuance of shares. These acquisitions are further described in Note 21. Additionally, the Group completed an acquisition subsequent to June 30, 2023, which are described in note 33.
•Ongoing armed conflict between Russia and Ukraine
As a result of the current geopolitical tensions and conflict between Russia and Ukraine, and the recent recognition by Russia of the independence of the self-proclaimed republics of Donetsk and Luhansk in the Donbas region of Ukraine, the governments of the United States, the European Union, Japan and other jurisdictions have recently announced the imposition of sanctions on certain industry sectors and parties in Russia, Belarus and the regions of Donetsk and Luhansk, as well as enhanced export controls on certain products and industries. These and any additional sanctions and export controls, as well as any counter responses by the governments of Russia or other jurisdictions, could adversely affect, directly or indirectly, the global supply chain, with negative implications on the availability and prices of agricultural commodities and raw materials (including petrol, which would affect the price of agricultural inputs), energy prices, and Group’s customers, as well as the global financial markets and financial services industry and the global supply chain in general.
From a supply point of view, Brazil is highly dependent on fertilizer imports, and Russia and Belarus hold a market share in Brazilian soil fertilizer imports of approximately 26% to 30%, respectively (a share which is higher for potash-based products). The Group currently buys all of the Group’s fertilizers from suppliers based in Brazil, but most of the Group’s fertilizer suppliers import or have imported, to some degree, from sources in Russia and Belarus. Fertilizers represented approximately 21% of Group’s net revenues in the year ended June 30, 2023 (and 20% of Group’s net revenues in the year ended June 30, 2022). In addition, fertilizer prices, which had already risen before the conflict, have continued to rise, which has led producers to delay purchase negotiations. Despite such supply risk, the Group does not expect material shortages of fertilizers.
The Group does not believe that fertilizer supply challenges will cause any material adverse effects on the Group’s business during the upcoming crop year, given that the Group has already delivered substantially all soy and corn fertilizer for the crop year.